SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies [Abstract]
Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]
  Furniture and fixtures   straight line over 4 Years
  Office and communications equipment   straight line over 4 Years
  Vehicles   straight line over 4 Years
  Field camps and equipment   straight line over 4 Years
  Right-of-use asset  straight line over the shorter of the estimated useful life of the asset or the lease term
  Leasehold improvements   straight line over the lease term
  Buildings  straight line over 25 Years